Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Net
6.	Accounts receivable, net

	As of
	December 31, 2017	December 31, 2018
Accounts receivable, gross	43,250,595	203,984,074
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	43,250,595	203,984,074